Investments - Summary of Financial Information for Alcoa Corporation's Equity Investments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Sales	$ 888	$ 1,015	$ 2,684	$ 2,872	$ 4,119	$ 3,350	$ 2,394
Cost of goods sold	840	796	2,200	2,353	3,209	2,503	1,679
Net (loss) income	$ (6)	$ 20	$ 23	$ (66)	$ 43	$ (144)	$ (19)